Service Shares [Member] Expense Example - Service - iShares S&P 500 Index Fund - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	$ 277